Compensation Plans (Schedule Of Outstanding Share Units) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Canadian Dollar Denominated [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	961	1,238
Granted	856	213
Deemed Eligible to Vest	(552)	(427)
Units, in Lieu of Dividends	40	37
Forfeited	(171)	(100)
Outstanding Share Units, End of Year	1,134	961
Canadian Dollar Denominated [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	1,966	1,751
Granted	3,873	298
Units, in Lieu of Dividends	205	77
Forfeited	(914)	(160)
Outstanding Share Units, End of Year	5,130	1,966
U.S. Dollar Denominated [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	693	1,089
Granted	192	27
Deemed Eligible to Vest	(474)	(393)
Units, in Lieu of Dividends	14	27
Forfeited	(62)	(57)
Outstanding Share Units, End of Year	363	693
U.S. Dollar Denominated [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	1,596	1,574
Granted	2,458	83
Units, in Lieu of Dividends	139	63
Forfeited	(718)	(124)
Outstanding Share Units, End of Year	3,475	1,596